UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-04010
                                                    ----------


                                 PIA Mutual Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                  1299 Ocean Avenue, Suite 210
                        Santa Monica, CA                      90401
            ----------------------------------------       ----------
            (Address of principal executive offices)       (Zip code)


                       Joseph Lloyd McAdams, Jr., Chairman
                                 PIA Mutual Fund
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401
                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (310)393-1424


Date of fiscal year end: November 30

Date of reporting period: May 31, 2003

Item 1 - Reports to Stockholders

                                 PIA MUTUAL FUND

                                    OCM GOLD


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
                                  MAY 31, 2003

Dear Fellow Shareholder:

Gold experienced significant volatility in the first half of the year due to market focus on the Iraq War, trading in a range of $320 to $385. Meanwhile, the first six months of 2003 proved to be a period of consolidation for gold shares. Through June 30th, your Fund had returned -1.06% (-5.56% after maximum sales load), versus 3.42% for the XAU (Philadelphia Gold and Silver Index). For the fiscal six month period ending May 31st covered in this report, your Fund gained 19.79% (14.47% after maximum sales load) versus 17.13% for the XAU. Gold ended the first half of the year at $346, up from $342.75 at the close of the year.

While gold and gold shares performed admirably as a portfolio hedge against declining global equity markets over the past two years, in our opinion it is gold's monetary role that is set to gain market appreciation. The Federal Reserve is fighting the deflationary forces of the post bubble environment with an aggressive monetary policy that has driven interest rates to the lowest levels since 1955. As a result, the United States is in a negative real interest rate environment, meaning short-term interest rates are lower than the inflation rate. This is part of the Fed's deliberate monetary debasement strategy to counteract the misallocation of capital, overcapacity, price competition, bankruptcy and joblessness that is associated with excess credit cycles. If low interest rates fail to spur the economy on, Fed Governor Ben Bernanke has promised to turn on the printing presses and resort to "extraordinary monetary measures." Foreign dollar holders have taken notice by driving the dollar down 9.8% so far this year, as measured by the trade weighted dollar index.

The Bush Administration maintains it is still in favor of a strong dollar, but comments such as those by new U.S. Treasury Secretary John Snow referring to a strong dollar as one that is difficult to counterfeit give little comfort to the currency markets that the U.S is willing to intervene to stop the dollar's slide. In an effort to protect trade positions, foreign central banks have stepped in to support the dollar by issuing their own currency and buying dollars. In the month of May, the Bank of Japan bought $33 billion in effort to keep its exporters happy. While in June, the Bank of China saw its US dollar position increase at the rate of $600 million daily to over $340 billion. The expansionist policies of central banks promise to usher in an era of competitive devaluations and bring into question the value of paper currencies in general. It should be pointed out that the Bank of China has been quietly adding to its gold reserves over the past two years with the stated purpose of bringing its gold reserves closer to Western levels.

While the Federal Reserve is aggressively pursuing a reflationary monetary policy in order to stimulate the economy, the Bush Administration is pursuing an undisciplined fiscal policy of increased spending and tax cuts. Budget deficits are now projected between $200 billion to $400 billion annually through the end of the decade. Additionally, the U.S. current account deficit is running at a record 5% of GDP, or over $1.5 billion per day. Given the poor fundamentals of the U.S. economy, along with the Fed's admission of its willingness to depreciate the dollar to no end, foreigners' tolerance to finance the United States on favorable terms is severely being tested. With over $4 trillion in U.S. assets held by foreigners and 75% of Central Bank reserves held in U.S. dollars, we believe the current trickle of dollar selling could give way to an uncontrollable flood in an effort to diversify dollar risk. The Federal Reserve's ability to control any type of monetary policy in such an environment would seem marginal at best.

Perhaps more worrisome than the declining dollar in the immediacy, in our opinion is the explosion of debt issuance by sovereign, agency and corporate borrowers. The Fed's effort to cushion the fallout of the equity bubble has led to a new bubble in the bond market. During the past six years total credit market borrowings have surged $10 trillion, or about 50%, to more than $32 trillion. Total mortgage borrowings are up $3.5 trillion, or 66% since the beginning of 1998. With inflation or deflation, a bursting of the bond market bubble seems to be only a matter of time and has the potential to set off a cascading sequence of defaults, with the most toxic problem area residing in the derivative market where the Bank for International Settlements estimates over $140 trillion in notional value derivatives are outstanding. With counter-party derivative risk concentrated in a handful of global money center banks, financial institution integrity will most certainly come into question in such a scenario. The fact that gold is an owned asset and not someone else's liability has historically led investors to the gold market when creditworthiness becomes compromised.

In addition to the pendulum of confidence beginning to shift away from the U.S. dollar, there are a number of bullish factors converging that aid the case for gold as an investment at this time, such as:

   o Continued reduction of hedge books is supportive of gold prices as companies look to reduce hedge books on pullbacks in the gold price and deliver into existing contracts.

   o A long lead-lag time of 5 to 7 years to bring new mines from discovery to production means higher gold prices will equate to small levels of incremental supply in the near term.

   o Central bank gold sales appear set to decline following the completion of the Swiss gold sales program in 2004.

   o The introduction of a Gold Exchange Traded Fund (ETF) that will allow individuals and institutions easy access to the bullion market should increase capital flows into gold.

   o China has moved to deregulate ownership of gold for its citizens. Opening the Shanghai Gold Exchange in order to facilitate trading in gold. With its large foreign exchange earnings, China is expected to be an important demand source going forward.

   o The post 9/11 era is one of chronic geopolitical tensions for the United States and therefore uncertainty for the financial markets.

   o The barometer of fair valuation for financial assets versus gold - the Dow /Gold ratio - remains historically high at 26 ounces to buy one unit of the Dow Jones.

Prepared for
ORRELL CAPITAL MANAGEMENT, INC. BY                      GOLD (LONDON PM FIX)
----------------------------------
Topline Investment Graphics
(303) 440-0157
Copyright (c) 2003
All rights reserved




                                           REAL INTEREST RATES (6-MO. T-BILL)


GOLD MINING INDUSTRY

Higher gold prices have increased margins for the gold industry; however, the industry is still faced with the daunting task of replacing 100 million ounces of mined reserves annually. The cut-back on exploration spending during the decline in gold prices from 1996 through 2001 severely curtailed exploration spending and consequently the number of economic projects in the pipeline. Industry consolidation further cut the amount of exploration spending as exploration teams were viewed as redundant. We continue to believe that sub $400 gold prices will lead to annual production declines of 2% to 4% annually for the industry overall for the next decade. Even with gold prices over $400, it will take time to bring new production on stream as it typically takes five to seven years to bring projects from the discovery stage through production.

The dire need to replace reserves has led to a pick-up in the level exploration spending by both majors and junior explorers. Increased activity has led to an important discovery in Nevada by Placer Dome at its Cortez Hills project. A number of juniors have announced promising drill holes on individual projects that warrant monitoring. It is our opinion that exploration success is the best way for mining companies to build shareholder value. Growth through acquisitions has historically destroyed shareholder value.

INVESTMENT STRATEGY

Your Fund employs a tiered approach to the gold mining industry. Currently, approximately half of the portfolio is in major gold producers with annual production in excess of one million ounces. The balance of the fund is allocated over progressively smaller positions of intermediate sized producers, junior producers and exploration companies. Our experience shows us that investment flows into the sector rotate among the various categories, especially as a bull market in gold matures.

With the major producers' insatiable appetite for replacement reserves, we have added to the junior exploration and development sector over the last six months, taking the percentage holding in the group up to 4.1% of the portfolio. Our philosophy in this sector is to take a number of small individual positions rather than concentrated positions in order to spread out the high inherent risk associated with exploration companies.

Understanding that gold mining business is a global business and gold is where you find it, we are constantly monitoring the political risk profile of the portfolio in order to maintain what we believe is an acceptable level of political risk. Overall, we prefer predominantly unhedged North American companies.

CONCLUSION

The jury is still out on whether the post bubble outcome will be inflationary or deflationary. However, it is clear the world has been engaged in a coordinated monetary expansion in order to promote growth and to prevent bankruptcy in the midst of strong deflationary forces. As was proved in the 1930's, deflationary forces are the seeds of devaluations which are the precursor to the next inflation. In our opinion, investors need to realize that the Federal Reserve is sending a signal for all dollar holders to protect themselves against monetary debasement. As a shareholder of this fund, you have moved to position yourself in an asset class that has historically acted as a refuge and protector of value in periods of monetary debasement and financial uncertainty.

We sincerely appreciate your continued confidence in the Fund's objectives.



Sincerely,



/s/ Gregory M. Orrell
------------------------------
Gregory M. Orrell
Portfolio Manager July 9, 2003

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
                     Schedule of Investments - May 31, 2003
                                  (Unaudited)

--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS 80.8%

MAJOR GOLD PRODUCERS 39.1%
   150,000   AngloGold Ltd. ADR ..................................   $4,368,000
    50,000   Ashanti Goldfields Co. Ltd. GDR* ....................      380,000
    50,000   Durban Roodeport Deep Ltd. ADR* .....................      125,000
    50,000   Freeport-McMoRan Copper & Gold, Inc. ................    1,097,500
   250,000   Gold Fields Ltd. ....................................    2,845,000
   160,000   Harmony Gold Mining Co. Ltd.* .......................    2,096,000
   109,469   Kinross Gold Corp.* .................................      762,999
   169,994   Newmont Mining Corp. ................................    5,042,022
   200,000   Placer Dome, Inc. ...................................    2,186,000
                                                                    -----------
                                                                     18,902,521
                                                                    -----------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 24.4%
    80,000   Agnico-Eagle Mines Ltd. .............................      891,200
   425,000   Apollo Gold Corp.* ..................................      956,273
    25,000   Compania de Minas
             Buenaventura SA ADR .................................      736,250
   125,000   Glamis Gold Ltd.* ...................................    1,406,250
   280,000   Goldcorp, Inc. ......................................    3,284,400
   350,000   Iamgold Corp. .......................................    1,750,000
    15,000   Lihir Gold Ltd. .....................................      271,500
    50,000   Meridian Gold, Inc.* ................................      587,500
   400,000   Northgate Exploration Ltd.* .........................      396,126
    40,000   Randgold Resources Ltd. ADR* ........................      699,200
   750,000   Wheaton River Minerals Ltd.* ........................      795,000
                                                                    -----------
                                                                     11,773,699
                                                                    -----------

--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

JUNIOR GOLD PRODUCERS 10.8%
   175,000   Aurizon Mines Ltd.* .................................   $  164,385
   100,000   Bema Gold Corp.* ....................................      107,770
    81,301   Canyon Resources Corp.*+ ............................       88,537
   750,000   Claude Resources, Inc.* .............................      688,124
   250,000   Claude Resources, Inc.*+ ............................      229,374
   430,000   Eldorado Gold Corp.* ................................      685,721
    90,000   Golden Cycle Gold Corp.* ............................    1,440,450
   200,000   Golden Star Resources Ltd.* .........................      399,039
   600,000   Kenor ASA* ..........................................      466,187
 1,000,000   McWatters Mining, Inc.* .............................      131,071
   186,800   Miramar Mining Corp.* ...............................      198,593
   200,000   Queenstake Resources Ltd.* ..........................       35,680
    55,000   Richmont Mines, Inc.* ...............................      174,900
   207,000   River Gold Mines Ltd.* ..............................      414,512
                                                                    -----------
                                                                      5,224,343
                                                                    -----------
EXPLORATION AND DEVELOPMENT COMPANIES 4.1%
   200,000   Addwest Minerals International Ltd.* ................         --
   319,500   Ascot Resources Ltd.* ...............................       54,673
   500,000   Birim Goldfields, Inc.* .............................      129,251
   100,000   Cardero Resource Corp.* .............................      109,226
    50,000   Chesapeake Gold Corp.* ..............................       98,303
    75,000   IMA Exploration, Inc.* ..............................       59,250
   200,000   Intrepid Minerals Corp.* ............................       80,099
   200,000   Manhattan Minerals Corp.* ...........................      103,401
   250,000   Maximus Ventures Ltd.* ..............................      109,226
    54,500   Metallica Resources Inc.* ...........................       47,623
   100,000   Nevsun Resources Ltd.* ..............................      219,908
   185,500   New Guinea Gold Corp.* ..............................       11,481
   500,000   Odyssey Resources Ltd.* .............................       74,638
   187,500   Queenston Mining, Inc.* .............................       91,477
   200,000   Radius Explorations Ltd.* ...........................      182,043
    75,000   St. Jude Resources Ltd.* ............................       68,266
   118,000   Vision Gate Ventures Ltd.* ..........................       31,362
   100,000   Wolfden Resources Inc.* .............................      130,343
   130,000   Western Silver Corp.* ...............................      265,055
   500,000   X-Cal Resources Ltd.* ...............................      144,178
                                                                    -----------
                                                                      2,009,803
                                                                    -----------

See notes to financial statements

                                PIA MUTUAL FUNDS
                                 OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2003 (CONTINUED)
                                  (Unaudited)

--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

PRIMARY SILVER PRODUCERS 2.4%
    18,332   Coeur D'alene Mines Corp.* ..........................     $ 24,198
   197,100   Hecla Mining Co.* ...................................      815,994
    48,075   PAN American Silver Corp.* ..........................      317,513
                                                                     ----------
                                                                      1,157,705
                                                                     ----------
TOTAL COMMON STOCKS
             (cost $24,528,146)...................................   39,068,071
                                                                     ----------

WARRANTS 0.8%
   156,250   Apollo Gold Corp.* ..................................      101,571
    50,000   Apollo Gold Corp.*...................................          --
    50,000   Bema Gold Corp.* ....................................       23,666
   125,000   Claude Resources, Inc.*+ ............................          --
    65,000   Eldorado Gold Corp.* ................................        8,993
   100,000   Manhattan Minerals Corp.* ...........................          --
   250,000   Maximus Ventures Ltd.*+ .............................       27,306
   110,000   Northgate Exploration Ltd.* .........................       32,841
    24,038   PAN American Silver Corp.* ..........................       56,012
    93,750   Queenston Mining, Inc.* .............................          --
   300,000   Wheaton River Minerals Ltd.* ........................      120,149
   500,000   X-Cal Resources Ltd.* ...............................       17,476
                                                                    -----------

Total Warrants
             (cost $110,472)......................................      388,014
                                                                    -----------
PREFERRED STOCKS 2.2%
    20,000   Freeport-McMoran Copper & Gold, Inc.,
               Class B Shares ....................................      708,000
    10,000   Freeport-McMoran Copper & Gold, Inc.,
               Class C Shares ....................................      371,000
                                                                    -----------
Total Preferred Stocks
(cost $727,176) ..................................................    1,079,000
                                                                    -----------
OTHER INVESTMENT COMPANIES 2.1%
   240,000   Central Fund of Canada Ltd.,
               Class A ...........................................    1,034,400
                                                                    -----------
Total Other Investment Companies
(cost $1,005,600) ................................................    1,034,400
                                                                    -----------

--------------------------------------------------------------------------------
Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE BOND 0.3%
 $ 150,000   Canyon Resources Corp.,
             6.00%, due 2/12/05 ..................................    $ 131,522
                                                                    -----------

Total Convertible Bond
             (cost $150,000) .....................................      131,522
                                                                    -----------

SHORT-TERM INVESTMENTS 14.2%
 1,723,486   First American Treasury Obligations Fund ............    1,723,486
$5,112,000   U.S. Bank, N.A. repurchase agreement, 1.05%,
             dated 5/30/03, due 6/2/03, repurchase price
             $5,112,447 (collateralized by FGCI Pool E89423,
             5.50%, due 4/1/17) ..................................    5,112,000
                                                                    -----------

Total Short-Term Investments
             (cost $6,835,486) ...................................    6,835,486
                                                                    -----------
Total Investments
             (cost $33,356,880) ......  100.4%                       48,536,493
Liabilities less Other Assets ........   (0.4)%                        (192,508)
                                                                    -----------
NET ASSETS ...........................  100.0%                      $48,343,985
                                                                    ===========
---------
   * Non-income producing security.
   + The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                                                      Value as
                     Acquisition                                        % of
Description             Date            Cost            Value        Net Assets
--------------------------------------------------------------------------------
Canyon
  Resources
  Corp.           March 29, 2002      $96,000           $88,537         0.2%
Claude
  Resources,
  Inc.            January 31, 2003    248,275           229,374         0.5%
Claude
  Resources
  Inc. Warrants   January 31, 2003       --                --            --
Maximus
  Ventures
  Ltd.
  Warrants        February 26, 2003      --              27,306         0.1%


See notes to financial statements

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
               Statement of Assets and Liabilities - May 31, 2003
                                  (Unaudited)

ASSETS:
  Investments in securities, at value (cost $28,244,880) .......................   $ 43,424,493
  Repurchase agreement, at value (cost $5,112,000) .............................      5,112,000
  Receivable for fund shares sold ..............................................        123,505
  Dividends and interest receivable ............................................          8,872
  Prepaid expenses and other assets ............................................         20,521
                                                                                   ------------
    Total assets ...............................................................     48,689,391
                                                                                   ------------
LIABILITIES:
  Payable for fund shares redeemed .............................................        164,312
  Due to investment adviser (Note 3) ...........................................         40,558
  Accrued distribution fees ....................................................        113,702
  Accrued expenses and other liabilities .......................................         26,834
                                                                                   ------------
  Total liabilities ............................................................        345,406
                                                                                   ------------
    Net Assets .................................................................   $ 48,343,985
                                                                                   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value; unlimited shares authorized .....   $ 33,532,729
  Accumulated net investment loss ..............................................       (602,448)
  Accumulated net realized gain on investments and foreign currency transactions        234,091
  Net unrealized appreciation on investments and foreign currency translations .     15,179,613
                                                                                   ------------
    Net Assets .................................................................   $ 48,343,985
                                                                                   ============
CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share ...............................   $       9.02
  Maximum sales charge (4.50% of offering price) ...............................           0.43
                                                                                   ------------
  Offering price to public .....................................................   $       9.45
                                                                                   ============
  Shares outstanding ...........................................................      5,362,378
                                                                                   ============



                       See notes to financial statements

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
            Statement of Operations - Six Months Ended May 31, 2003
                                  (Unaudited)

INVESTMENT INCOME:
  Interest ............................................................   $    27,962
  Dividends (net of foreign withholding taxes of $6,373) ..............       246,795
                                                                          -----------
    Total investment income ...........................................       274,757
                                                                          -----------
EXPENSES:
  Investment advisory fees (Note 3) ...................................       224,104
  Distribution fees (Note 4) ..........................................       221,863
  Fund administration and accounting fees .............................        33,975
  Transfer agent fees and expenses ....................................        24,775
  Professional fees ...................................................        15,460
  Federal and state registration fees .................................         8,388
  Reports to shareholders .............................................         3,478
  Trustees' fees ......................................................         1,446
  Custody fees ........................................................         1,260
  Other expenses ......................................................         2,494
                                                                          -----------
    Total expenses ....................................................       537,243
                                                                          -----------
    Net investment loss ...............................................      (262,486)
                                                                          -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments and foreign currency transactions ..     1,586,504
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .....................................     5,463,843
                                                                          -----------
    Net gain on investments ...........................................     7,050,347
                                                                          -----------
  Net increase in net assets resulting from operations ................   $ 6,787,861
                                                                          ===========


                       See notes to financial statements

PIA MUTUAL FUND OCM GOLD FUND
Statements of Changes in Net Assets

                                                           Six Months Ended      Year ended
                                                             May 31, 2003         Nov. 30,
                                                             (Unaudited)           2002
                                                           ----------------    -------------
OPERATIONS:
  Net investment loss ...................................      $   (262,486)    $   (442,329)
  Net realized gain on investments
    and foreign currency transactions ...................         1,586,504          850,618
  Net change in unrealized appreciation/depreciation
    on investments and foreign currency translations ....         5,463,843       10,174,405
                                                               ------------     ------------
  Net increase in net assets resulting from operations ..         6,787,861       10,582,694
                                                               ------------     ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold .........................         9,703,015       14,654,286
  Payment for shares redeemed ...........................        (3,256,304)      (8,051,464)
                                                               ------------     ------------
  Net increase in net assets from fund share transactions         6,446,711        6,602,822
                                                               ------------     ------------
  Total increase in net assets ..........................        13,234,572       17,185,516
                                                               ============     ============

NET ASSETS, BEGINNING OF PERIOD .........................        35,109,413       17,923,897
                                                               ------------     ------------
NET ASSETS, END OF PERIOD ...............................      $ 48,343,985     $ 35,109,413
                                                               ============     ============
TRANSACTIONS IN SHARES:
  Shares sold ...........................................         1,071,781        1,978,165
  Shares redeemed .......................................          (369,219)      (1,125,077)
                                                               ------------     ------------
  Net increase in shares outstanding ....................           702,562          853,088
                                                               ============     ============

                       See notes to financial statements

PIA MUTUAL FUND OCM GOLD FUND Notes to Financial Statements - May 31, 2003

(Unaudited)

NOTE 1. ORGANIZATION

PIA Mutual Fund (formerly Monterey Mutual Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of four portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund (the "Fund") is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market((R))and SmallCap((R))securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

Repurchase Agreements - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All securities are held by the Fund's custodian.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
            Notes to Financial Statements - May 31, 2003 (Continued)
                                  (Unaudited)

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Redemption Fee - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date on all shares purchased on or after May 1, 2003. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended May 31, 2003, the Fund received no redemption fees.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

          $0 to $50 million ...........................   1.000%
          $50 million to $75 million ..................   0.875%
          $75 million to $100 million .................   0.750%
          $100 million to $150 million ................   0.625%
          $150 million to $250 million ................   0.500%
          Over $250 million ...........................   0.375%

For the six months ended May 31, 2003, OCM voluntarily agreed to limit the total expenses of the Fund to an annual rate of 2.99% of average net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets.

Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the six months ended May 31, 2003, the Distributor earned $406 from commissions on sales of the Fund's capital stock.

NOTE 5. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2003 were $6,378,015 and $3,640,065, respectively. There were no purchases or sales of U.S. government obligations.

PIA MUTUAL FUND OCM GOLD FUND
Notes to Financial Statements - May 31, 2003 (Continued)

(Unaudited)

NOTE 6. FEDERAL INCOME TAX INFORMATION

At May 31, 2003, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:


        Cost of investments ...........................  $33,405,404
                                                         ===========
        Unrealized appreciation .......................  $15,962,107
                                                         -----------
        Unrealized depreciation .......................     (831,018)
        Net unrealized  appreciation on investments ...  $15,131,089
                                                         ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2002 the components of accumulated earnings on a tax basis were as follows:

        Undistributed ordinary income ................   $        --
        Undistributed long-term gains ................            --
        Tax accumulated earnings .....................            --
        Accumulated capital and other losses .........    (1,318,162)
        Unrealized appreciation on investments........     9,341,557
        Total accumulated earnings ...................   $ 8,023,395

At November 30, 2002, the Fund had capital loss carryforwards of $1,191,499, of which $87,795, $364,267, $590,410 and $149,027 expire in 2003, 2006, 2007 and
2008, respectively. To the extent the Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforwards. At November 30, 2002, the Fund had realized capital losses from transactions between November 1, 2002 and November 30, 2002 of $126,695. Post-October capital losses for tax purposes are deferred and will be recognized in 2003.

NOTE 7. OFFERING PRICE PER SHARE

A maximum front-end sales charge of 4.50% is imposed on purchases of the Fund's shares. For the six months ended May 31, 2003, the Trust was advised that the Distributor received $31,456 of sales charges from sales of the Fund's shares.

                                PIA MUTUAL FUND
                                 OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS

                                                     Six Months
                                                        Ended      Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                     May 31, 2003    Nov. 30,      Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                                     (Unaudited)      2002           2001         2000         1999         1998
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)
Net asset value, beginning of period ...........      $    7.53     $    4.71    $    3.52    $    4.75    $    4.98    $    5.09
                                                      ---------     ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ............................          (0.04)        (0.09)       (0.04)       (0.05)       (0.04)       (0.03)
Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions ................           1.53          2.91         1.23        (1.18)       (0.19)       (0.08)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
Total from investment operations ...............           1.49          2.82         1.19        (1.23)       (0.23)       (0.11)
                                                      ---------     ---------    ---------    ---------    ---------    ---------

Net asset value, end of period .................      $    9.02     $    7.53    $    4.71    $    3.52    $    4.75    $    4.98
                                                      =========     =========    =========    =========    =========    =========

Total Return* ..................................          19.79%++      59.87%       33.81%      (25.89)%      (4.62)%      (2.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........      $  48,344     $  35,109     $  17,924   $    9,240   $   11,799   $    8,251
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ............           2.40%+        2.66%         2.60%        2.44%        2.44%       2.44%
  Before waivers and reimbursements ............           2.40%+        2.66%         2.60%        2.99%        3.02%       3.32%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements ............          (1.17)%+      (1.46)%       (1.14)%      (1.19)%      (1.03)%    (0.96)%
  Before waivers and reimbursements ............          (1.17)%+      (1.46)%       (1.14)%      (1.74)%      (1.61)%    (1.84)%
Portfolio turnover rate ........................              9%++          32%            5%           3%          9%          2%

----------

 * Assumes no sales charge.
 + Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                       See notes to financial statements

                                PIA Mutual Fund
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   PIA MUTUAL
                                      FUND


                                - PIA SHORT-TERM
                              GOVERNMENT SECURITIES

                            - PIA TOTAL RETURN BOND

                                  - PIA EQUITY

                               Semi-Annual Report
                                  (Unaudited)
                                  May 31, 2003

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2003 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Short-Term Government Securities Fund, the Total Return Bond Fund, and the Equity Fund.

During the six months ended May 31, 2003, the returns, including the reinvestment of dividends and capital gains, were as follows:

          PIA Short-Term Government Securities Fund ..........   1.22%
          PIA Total Return Bond Fund .........................   6.22%
          PIA Equity Fund ....................................   9.97%*

Short term interest rates continued to decline to historically low levels of less than 1.5%. Longer term interest rates declined by about 0.50% resulting in price increases in longer term bonds. While the economic consensus continues to expect low levels of inflation, the outlook for the economy has stabilized. In this environment, the perceived debt quality of corporate borrowers has materially improved and the prices of most short and long term corporate bonds have increased from this effect. Highly stimulative monetary policies should continue to aid the recovery in the U.S. economy.

During the six month period ended May 31, 2003, the Lehman Aggregate Bond Index increased by 6.29%.

In the stock market, large capitalization stocks finally reversed their two year decline, by modestly appreciating, as investors became more confident in economic growth prospects. During the six month period ended May 31, 2003, the small capitalization Russell 2000 Stock Index increased by 9.34%. The PIA Equity Fund with its focus on smaller capitalization companies increased in value by 9.97%*.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the six months ended May 31, 2003. We look forward to reporting to you again at year end.

Sincerely

Lloyd McAdams
Chairman of the Board

-----------------
* Assumes no sales charge.

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES 2.7%
 $   45,808   CIT Equipment Collateral
                6.84%, due 6/20/04 ...............................   $   46,022
  1,000,000   Conseco Finance Securitizations Corp.
                8.48%, due 12/1/30 ...............................    1,047,981
    321,754   Fairbanks Capital Mortgage Loan Trust
                1.92%, due 5/25/28*+ .............................      317,401
     23,639   Ford Credit Auto Owner Trust
                7.24%, due 2/15/04 ...............................       23,712
     99,275   Green Tree Recreational, Equipment
                & Consumer Trust 6.55%, due 7/15/28 ..............       99,488
     14,240   Onyx Acceptance Auto Trust
                6.69%, due 12/15/04 ..............................       14,281
    208,854   Structured Settlements Fund
                7.25%, due 12/20/15+ .............................      226,901
    257,863   Union Acceptance Corp.
                5.29%, due 11/8/05 ...............................      259,494
     74,724   WFS Financial Owner Trust
                6.83%, due 7/20/03 ...............................       75,374
                                                                     ----------
Total Asset-Backed Securities
        (cost $2,069,904) ........................................    2,110,654
                                                                     ----------
MORTGAGE-BACKED SECURITIES 35.4%
Collateralized Mortgage Obligations 1.8%
    210,487   Countrywide Home Loans
                8.00%, due 8/25/27 ...............................      215,498
    585,728   GS Mortgage Securities Corp. II
                1.59%, due 8/15/12*+ .............................      585,092
    214,067   GS Mortgage Securities Corp. II
                1.67%, due 3/20/23*+ .............................      216,731
    434,687   Prudential Home Mortgage Securities
                7.50%, due 3/25/08 ...............................      447,996
                                                                     ----------
                                                                      1,465,317
                                                                     ----------

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. Government Agencies 33.6%
 $2,318,020   FHLMC
                5.50%, due 3/15/15 ..............................  $  2,401,263
    193,542   FHLMC
                6.50%, due 2/15/27 ..............................       193,531
     10,780   FHLMC Gold Pool N96779
                6.50%, due 8/1/03 ...............................        10,924
     17,179   FHLMC Gold Pool L80215
                6.50%, due 8/1/03 ...............................        17,409
     24,577   FHLMC Gold Pool L80218
                6.50%, due 9/1/03 ...............................        24,906
     53,355   FHLMC Pool M80478
                7.00%, due 6/1/04 ...............................        54,694
    129,293   FHLMC ARM Pool 755204
                4.157%, due 8/1/15* .............................       134,237
    117,951   FHLMC ARM Pool 845113
                4.227%, due 2/1/22* .............................       121,666
    188,564   FHLMC ARM Pool 635206
                5.648%, due 10/1/22* ............................       194,037
     85,042   FHLMC ARM Pool 845755
                4.077%, due 6/1/23* .............................        88,464
     34,101   FHLMC ARM Pool 609231
                4.241%, due 2/1/24* .............................        35,519
  1,190,478   FHLMC ARM Pool 1C0009
                3.36%, due 2/1/32* ..............................     1,239,709
  1,437,725   FNMA
                7.00%, due 7/25/20 ..............................     1,490,922
  2,500,000   FNMA
                6.00%, due 5/25/23 ..............................     2,513,638
    152,365   FNMA Pool 415842
                11.00%, due 1/1/13 ..............................       172,449
    520,624   FNMA Pool 555206
                4.293%, due 7/1/25* .............................       537,425
    299,692   FNMA ARM Pool 547441
                7.415%, due 8/1/30* .............................       305,323
    989,106   FNMA ARM Pool 556824
                6.521%, due 8/1/30* .............................     1,030,897




                       See notes to financial statements

                                PIA MUTUAL FUND
                     Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

 $  462,903   FNMA ARM Pool 551038
                4.585%, due 9/1/30* .............................    $  479,920
  1,028,484   FNMA ARM Pool 592745
                5.681%, due 7/1/31* .............................     1,069,101
  1,307,921   FNMA ARM Pool 629098
                4.987%, due 4/1/32* .............................     1,353,987
    610,197   FNMA ARM Pool 656345
                5.121%, due 7/1/32* .............................       628,957
  1,435,663   FNMA ARM Pool 670317
                4.405%, due 10/1/30* ............................     1,485,558
  1,027,432   FNMA ARM Pool 610547
                5.553%, due 11/1/31* ............................     1,065,603
  1,162,526   FNMA Pool 252500
                5.50%, due 6/1/06 ...............................     1,196,588
     95,869   GNMA II ARM Pool 8871
                5.625%, due 11/20/21* ...........................        99,424
    581,746   GNMA II ARM Pool 8062
                5.625%, due 10/20/22* ...........................       603,125
  1,600,314   GNMA II ARM Pool 80011
                5.625%, due 11/20/26* ...........................     1,659,220
    334,079   GNMA II ARM Pool 80013
                5.625%, due 11/20/26* ...........................       346,523
    192,509   GNMA II ARM Pool 80021
                5.625%, due 12/20/26* ...........................       199,595
    100,487   GNMA II ARM Pool 80029
                4.375%, due 1/20/27* ............................       103,621
  1,541,233   GNMA II ARM Pool 80094
                5.75%, due 7/20/27* .............................     1,597,078
  2,219,224   GNMA II ARM Pool 80104
                5.75%, due 8/20/27* .............................     2,299,649
    110,558   GNMA II ARM Pool 80122
                5.625%, due 10/20/27* ...........................       114,603

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
  $ 857,249   GNMA II ARM Pool 80154
                4.375%, due 1/20/28* ............................  $    883,519
    566,635   GNMA II ARM Pool 80344
                5.00%, due 11/20/29* ............................       588,585
                                                                    -----------
                                                                     26,341,669
                                                                    -----------
Total Mortgage-Backed Securities
        (cost $27,606,630) ......................................    27,806,986
                                                                    -----------

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 25.3%

U.S. GOVERNMENT AGENCIES 9.5%
  2,000,000   FHLB
                4.125%, due 1/14/05 .............................     2,090,622
  2,000,000   FHLB
                4.875%, due 4/16/04 .............................     2,064,786
  3,220,000   FNMA
                5.125%, due 2/13/04 .............................     3,308,463
                                                                    -----------
                                                                      7,463,871
                                                                    -----------
U.S. TREASURY NOTES 15.8%
  2,000,000   U.S. Treasury Note
                5.375%, due 6/30/03 .............................     2,007,422
  2,000,000   U.S. Treasury Note
                5.75%, due 8/15/03 ..............................     2,019,532
  2,000,000   U.S. Treasury Note
                5.25%, due 5/15/04 ..............................     2,078,282
  5,700,000   U.S. Treasury Note
                5.75%, due 11/15/05 .............................     6,294,715
                                                                    -----------
                                                                     12,399,951
                                                                    -----------
TOTAL  U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES
        (cost $19,526,407) ......................................    19,863,822
                                                                    -----------



                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)


PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (Continued)

--------------------------------------------------------------------------------
Principal Amount/Shares                                                 Value
--------------------------------------------------------------------------------

CORPORATE BOND 0.7%
  $ 500,000   Citigroup, Inc.
                5.70%, due 2/6/04 ...............................  $    515,017
                                                                   ------------
Total Corporate Bond
                (cost $499,652) .................................       515,017
                                                                   ------------
SHORT-TERM INVESTMENTS 35.5%
  6,250,000   FAMC Discount Note
              Zero coupon bond to yield
              1.19%, due 6/13/03 ................................     6,247,500
  4,400,000   FHLB Discount Note
              Zero coupon bond to yield
              1.19%, due 6/18/03 ................................     4,397,527
 11,750,000   FNMA Discount Note
              Zero coupon bond to yield
              1.19%, due 6/19/03 ................................    11,743,126
  2,308,000   U.S. Bank, N.A. repurchase agreement, 1.05%,
              dated 5/30/03, due 6/2/03,
              repurchase price $2,308,202
              (collateralized by FGCI Pool
              E89432, 5.50%, due 4/1/17) ........................     2,308,000
  3,142,427   First American Treasury Obligations Fund ..........     3,142,427
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
        (cost $27,838,580) ......................................    27,838,580
                                                                   ------------

TOTAL INVESTMENTS
        (cost $77,541,173) ..............................   99.6%    78,135,059
OTHER ASSETS LESS LIABILITIES ...........................    0.4%       301,749
                                                                   ------------
NET ASSETS ..............................................  100.0%  $ 78,436,808
                                                                   ============



PIA SHORT-TERM GOVERNMENT
SECURITIES FUND  (Continued)
--------------------------------------------------------------------------------
                                                                      Value as
                        Acquisition                                     % of
Description                Date         Cost            Value        Net Assets
--------------------------------------------------------------------------------

---------------
* Variable rate note. Rate shown reflects the rate in effect at May 31, 2003.
+ The following securities were purchased under Rule 144A of the Securities Act of 1933 (Note 8):

Fairbanks Capital
Mortgage Loan
Trust, 1.92%,
due 5/25/28          June 28, 1999     $  321,754       $ 317,401         0.4%
GS Mortgage
Securities
Corp. II, 1.59%,
due 8/15/12          Feb. 17, 2000        585,728         585,092         0.7%
GS Mortgage
Securities
Corp. II, 1.67%,
due 3/20/23          April 25, 2000       214,067         216,731         0.3%
Structured
Settlements
Fund, 7.25%,
due 12/20/15         April 2, 2003        173,563         226,901         0.3%



                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES 13.7%
 $  361,966   Aames Mortgage Trust
                5.97%, due 8/25/31 ..............................    $  390,512
    979,050   Bombardier Capital Mortgage
              Securitization Corp.
                7.575%, due 6/15/30 .............................       806,257
    365,000   California Infrastructure PG&E-1
                6.42%, due 9/25/08 ..............................       396,950
    166,350   CIGNA CBO 1996-1 Ltd.
                6.46%, due 11/15/08+++ ..........................       181,219
     98,377   CIT Equipment Collateral
                5.31%, due 10/20/09 .............................        99,482
    850,000   Green Tree Financial Corp.
                6.95%, due 5/15/29 ..............................       523,961
  1,274,000   Merit Securities Corp.
                7.88%, due 12/28/33 .............................     1,215,331
    424,072   Onyx Acceptance Auto Trust
                3.63%, due 12/15/05 .............................       428,917
    600,000   Pegasus Aviation Lease Securitization
                1.79%, due 5/10/31*+++ ..........................       568,166
  1,000,000   Residential Funding Mortgage
              Securities II
                6.46%, due 1/25/27* .............................     1,034,008
    500,000   RHYNO CBO Delaware Corp.
                6.33%, due 9/15/09+++ ...........................       544,100
    181,825   Structured Settlements Fund
                7.25%, due 12/20/15+++ ..........................       197,537
                                                                    -----------
Total Asset-Backed Securities
                (cost $6,749,572) ...............................     6,386,440
                                                                    -----------

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES 46.3%
AIRLINES 0.9%
 $  170,000   AMR Corp.
                10.05%, due 3/7/06 ..............................    $   91,800
    400,000   Delta Air Lines, Inc.
                10.50%, due 4/30/16 .............................       292,658
     25,000   Southwest Airlines Co.
                7.375%, due 3/1/27 ..............................        28,665
                                                                    -----------
                                                                        413,123
                                                                    -----------
AUTOMOTIVE 1.4%
    690,000   Ford Motor Co.
                7.45%, due 7/16/31 ..............................       643,711
                                                                    -----------
BANKS 8.2%
    650,000   Bank One Corp.
                6.50%, due 2/1/06 ...............................       723,462
    135,000   Bank One Corp.
                7.625%, due 10/15/26 ............................       173,336
    175,000   Bank Boston NA
                6.375%, due 3/25/08 .............................       200,864
    110,000   First Security Corp.
                6.875%, due 11/15/06 ............................       125,543
    660,000   J.P. Morgan Chase & Co.
                6.75%, due 2/1/11 ...............................       778,898
    315,000   PNC Bank NA
                7.875%, due 4/15/05 .............................       346,174
    160,000   US Bancorp
                7.625%, due 5/1/05 ..............................       177,452
    610,000   Wachovia Corp.
                4.95%, due 11/1/06 ..............................       665,599
    550,000   Wells Fargo & Co.
                5.90%, due 5/21/06 ..............................       610,024
                                                                    -----------
                                                                      3,801,352
                                                                    -----------
CHEMICALS 0.4%
        205,000 Eastman Chemical Co.
                6.375%, due 1/15/04 .............................       210,650
                                                                    -----------



                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES 13.5%
  $ 345,173   Airplanes Pass Through Trust
                8.15%, due 3/15/11 ..............................    $  224,362
    185,000   The Bear Stearns Companies, Inc.
                7.00%, due 3/1/07 ...............................       214,435
    335,000   Countrywide Home Loans, Inc.
                7.26%, due 5/10/04 ..............................       353,344
    250,000   Countrywide Home Loans, Inc.
                5.50%, due 2/1/07 ...............................       274,345
    400,000   Ford Motor Credit Co.
                7.375%, due 2/1/11 ..............................       417,037
    210,000   Ford Motor Credit Co.
                9.14%, due 12/30/14 .............................       223,321
    255,000   General Electric Capital Corp.
                8.875%, due 5/15/09 .............................       330,509
    210,000   General Electric Capital Corp.
                5.875%, due 2/15/12 .............................       237,153
  1,210,000   General Motors Acceptance Corp.
                8.00%, due 11/1/31 ..............................     1,253,639
    630,000   Goldman Sachs Group, Inc.
                6.60%, due 1/15/12 ..............................       736,089
    400,000   Lehman Brothers Holdings, Inc.
                6.625%, due 1/18/12 .............................       469,918
    550,000   Morgan Stanley
                6.10%, due 4/15/06 ..............................       608,070
    170,000   Morgan Stanley Group, Inc.
                6.875%, due 3/1/07 ..............................       194,176
    620,000   Washington Mutual Financial Corp.
                6.875%, due 5/15/11 .............................       735,236
                                                                    -----------
                                                                      6,271,634
                                                                    -----------
DIVERSIFIED MANUFACTURING 1.2%
    570,000   Tyco International Group SA
                6.75%, due 2/15/11 ..............................       585,675
                                                                    -----------

ELECTRONICS/SEMICONDUCTORS 0.4%
    180,000   Applied Materials, Inc.
                6.75%, due 10/15/07 .............................       206,179
                                                                    -----------

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

INSURANCE 1.9%
 $  200,000   American RE Corp.
                7.45%, due 12/15/26 .............................   $   224,511
    170,000   CNA Financial Corp.
                6.50%, due 4/15/05 ..............................       175,634
    270,000   Fremont General Corp.
                7.875%, due 3/17/09 .............................       241,650
    205,000   Lion Connecticut Holdings, Inc.
                7.125%, due 8/15/06 .............................       232,926
                                                                    -----------
                                                                        874,721
                                                                    -----------
LEISURE 0.8%
    180,000   Carnival Corp.
                6.15%, due 4/15/08 ..............................       200,261
    165,000   Royal Caribbean Cruises Ltd.
                7.00%, due 10/15/07 .............................       161,700
                                                                    -----------
                                                                        361,961
                                                                    -----------
LODGING 0.5%
    220,000   Marriott International, Inc.
                6.875%, due 11/15/05 ............................       239,334
                                                                    -----------
MEDIA 2.7%
    440,000   AOL Time Warner, Inc.
                7.625%, due 4/15/31 .............................       510,760
    600,000   Liberty Media Corp.
                8.25%, due 2/1/30+++ ............................       738,139
                                                                    -----------
                                                                      1,248,899
                                                                    -----------
OFFICE EQUIPMENT 0.7%
    350,000   IKON Office Solutions, Inc.
                6.75%, due 11/1/04 ..............................       348,227
                                                                    -----------
REAL ESTATE 2.4%
    600,000   EOP Operating LP
                7.00%, due 7/15/11 ..............................       704,657
    400,000   Southern Investment UK PLC
                6.80%, due 12/1/06 ..............................       428,833
                                                                    -----------
                                                                      1,133,490
                                                                    -----------


                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)


PIA TOTAL RETURN
BOND FUND (Continued)

--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST 2.7%
 $  270,000   Health Care Property Investors, Inc.
                6.50%, due 2/15/06 ..............................   $   288,784
    191,000   Kimco Realty Corp.
                6.50%, due 10/1/03 ..............................       194,107
    150,000   Nationwide Health Properties, Inc.
                8.67%, due 3/10/05 ..............................       163,450
                205,000 Prologis
                7.625%, due 7/1/17 ..............................       245,669
    310,000   United Dominion Realty Trust, Inc.
                7.95%, due 7/12/06 ..............................       354,013
                                                                    -----------
                                                                      1,246,023
                                                                    -----------
RETAIL 2.5%
    190,000   JCPenney Co., Inc.
                7.60%, due 4/1/07 ...............................       194,750
    800,000   Staples, Inc.
                7.375%, due 10/1/12 .............................       961,677
                                                                    -----------
                                                                      1,156,427
                                                                    -----------
SOFTWARE 0.4%
    175,000   Computer Associates International, Inc.
                6.375%, due 4/15/05 .............................       184,725
                                                                    -----------
TELECOMMUNICATIONS 3.3%
    217,000   AT&T Broadband Corp.
                8.375%, due 3/15/13 .............................       270,979
     22,000   AT&T Corp.
                6.00%, due 3/15/09 ..............................        22,912
    205,000   Global Crossing North America, Inc.
                7.25%, due 5/15/04** ............................        13,838
    355,000   Qwest Services Corp.
                13.50%, due 12/15/10+++ .........................       405,587
    550,000   Sprint Capital Corp.
                7.625%, due 1/30/11 .............................       612,289
    165,000   WorldCom, Inc. - WorldCom Group
                7.55%, due 4/1/04** .............................        49,087
    625,000   WorldCom, Inc. - WorldCom Group
                7.50%, due 5/15/11** ............................       185,937
                                                                    -----------
                                                                      1,560,629
                                                                    -----------
PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

TRANSPORTATION 1.0%
  $ 165,000   Canadian National Railway Co.
                7.00%, due 3/15/04. .............................   $   171,764
    256,575   FedEx Corp.
                6.845%, due 1/15/19 .............................       287,583
                                                                    -----------
                                                                        459,347
                                                                    -----------
UTILITIES-ELECTRIC 1.4%
    600,000   Northwestern Corp.
                8.75%, due 3/15/12 ..............................       477,000
    180,000   Southern California Edison Co.
                6.65%, due 4/1/29 ...............................       163,800
                                                                    -----------
                                                                        640,800
                                                                    -----------
TOTAL CORPORATE BONDS & NOTES
                (cost $21,010,113) ..............................    21,586,907
                                                                    -----------

MORTGAGE-BACKED SECURITIES 35.0%
COLLATERALIZED MORTGAGE OBLIGATIONS 7.6%
    141,168   BlackRock Capital Finance LP
                1.94%, due 3/25/37*+++ ..........................       137,507
    116,765   Capco America Securitization Corp.
                5.86%, due 10/15/30 .............................       126,427
    229,516   Chase Mortgage Finance Corp.
                7.25%, due 6/25/25 ..............................       230,004
    700,000   Credit-Based Asset
              Servicing and Securitization
                5.974%, due 3/25/19 .............................       715,749



                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  $ 730,274   FDIC Remic Trust
                7.25%, due 5/25/26 ..............................   $   733,551
    186,830   FDIC Remic Trust
                7.125%, due 5/25/26 .............................       187,224
    717,102   First Union Residential
              Securitization Transactions, Inc.
                7.00%, due 4/25/25 ..............................       734,085
    580,053   Merrill Lynch Mortgage Investors, Inc.
                6.77%, due 6/15/21* .............................       601,305
     80,531   Residential Funding
                Mortgage Securities I
                7.50%, due 4/25/27 ..............................        80,432
                                                                    -----------
                                                                      3,546,284
                                                                    -----------
U.S. GOVERNMENT AGENCIES 27.4%
  1,600,000   FHLMC Gold TBA 30 Year
                5.00%, due 6/33+ ................................     1,643,000
  1,600,000   FHLMC Gold TBA 30 Year
                5.50%, due 6/33+ ................................     1,657,000
     75,164   FHLMC Series 1387 S
                7.29%, due 10/15/07*++ ..........................         4,397
    100,000   FHLMC Series 1704 E
                6.50%, due 3/15/09 ..............................       109,810
     83,858   FHLMC Series 1312 I
                8.00%, due 7/15/22 ..............................        88,964
     98,862   FHLMC Series 1424 S
                7.24%, due 11/15/22*++ ..........................        11,215
    322,000   FHLMC Series 42 I
                8.00%, due 10/17/24 .............................       378,557
    538,305   FNMA Pool 423290
                4.06%, due 6/1/26* ..............................       554,705
    142,318   FNMA Pool 313947
                7.00%, due 1/1/28 ...............................       150,256
    155,546   FNMA Pool 429618
                6.50%, due 7/1/28 ...............................       162,268

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
   $ 24,483   FNMA Pool 443589
                6.50%, due 10/1/28 ..............................   $    25,541
    952,820   FNMA Pool 495378
                6.00%, due 4/1/29 ...............................       991,073
    446,970   FNMA Pool 502454
                6.50%, due 7/1/29 ...............................       466,151
      8,727   FNMA Pool 531331
                7.50%, due 4/1/30 ...............................         9,281
     78,422   FNMA Pool 533167
                7.50%, due 4/1/30 ...............................        83,395
  3,936,683   FNMA Pool 661705
                6.50%, due 8/1/32 ...............................     4,104,003
      1,167   FNMA Series 1992-12 SA
                12.63%, due 1/25/22* ............................         1,351
  1,000,000   FNMA TBA 30 Year
                6.00%, due 6/33+ ................................     1,038,750
    193,288   GNMA Pool 501569
                7.50%, due 3/15/29 ..............................       205,693
    303,017   GNMA Pool 503603
                7.00%, due 4/15/29 ..............................       319,582
    271,433   GNMA Series 1996-4 N
                7.00%, due 4/16/26 ..............................       287,948
    444,009   GNMA Series 2000-5 PC
                7.50%, due 11/16/27 .............................       449,312
                                                                    -----------
                                                                     12,742,252
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
              (cost $15,928,207) ................................    16,288,536
                                                                    -----------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 2.7%
U.S. TREASURY BONDS 0.8%
    300,000   U.S. Treasury Bond
              6.125%, due 11/15/27 ..............................       374,590
                                                                    -----------


                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Principal Amount/Shares                                                 Value
--------------------------------------------------------------------------------
U.S. Treasury Notes 1.9%
  $ 190,000   U.S. Treasury Note
                3.25%, due 8/15/07 ..............................   $   199,411
    640,000   U.S. Treasury Note
                4.00%, due 11/15/12 .............................       675,725
                                                                    -----------
                                                                        875,136
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
              (cost $1,178,493) .................................     1,249,726
                                                                    -----------

PREFERRED STOCK   0.4%
      7,500   Thornburg Mortgage, Inc.,
                Series A Convertible ............................       204,375
                                                                    -----------

TOTAL PREFERRED STOCK
              (cost $169,356) ...................................       204,375
                                                                    -----------


PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
Shares/Principal                                Amount                  Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 10.2%
 $1,732,332   First American Treasury
                Obligations Fund ................................   $ 1,732,332

  1,850,000   FNMA Discount Note
                Zero coupon bond to yield
                1.19%, due 6/19/03 ..............................     1,848,918

  1,189,000   U.S. Bank, N.A. repurchase agreement,
                1.05%, dated 5/29/03,
                due 6/2/03, repurchase
                price $1,189,104 (collateralized
                by FGCI Pool E89432,
                5.50%, due 4/1/17) ..............................     1,189,000
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
              (cost $4,770,250) .................................     4,770,250
                                                                    -----------

TOTAL INVESTMENTS
              (cost $49,805,991) ...............  108.3%             50,486,234
                                                                    -----------
LIABILITIES LESS OTHER ASSETS ..................   (8.3)%            (3,896,501)
                                                                    -----------
TOTAL NET ASSETS ...............................   100.0%           $46,589,733
                                                                    ===========



                       See notes to financial statements

                                PIA MUTUAL FUND
                    Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA TOTAL RETURN
BOND FUND (Continued)
--------------------------------------------------------------------------------
                                                                     Value as
                          Acquisition                                  % of
Description                 Date(s)          Cost        Value       Net Assets
--------------------------------------------------------------------------------

  * Variable rate note. Rate shown reflects the rate in effect at May 31, 2003.
 ** Bond is in default.
  + When-issued security.
 ++ Interest only security.
+++ The following securities were purchased under

    Rule 144A of the Securities Act of 1933:

BlackRock Capital
  Finance LP, 1.94%,
  due 3/25/37             Aug. 17, 1999       $135,346     $137,507         0.3%
CIGNA CBO
  1996-1 Ltd.,
  6.46%,
  due 11/15/08            Aug. 31, 1998        178,904      181,219         0.4%
Liberty Media
  Corp., 8.25%,
  due 2/1/30              Sept. 9, 2002        510,807      738,139         1.6%
Pegasus
  Aviation Lease
  Securitization,
  1.79%,
  due 5/10/31             March 13, 2001       599,777      568,166         1.2%
Qwest Services
  Corp., 13.50%,
  12/15/10                Nov. 29, 2001        560,803      405,587         0.9%
RHYNO CBO
  Delaware
  Corp., 6.33%,
  due 9/15/09             Aug. 31, 1998        525,318      544,100         1.2%
Structured
  Settlements
  Fund, 7.25%,            April 27, 1999
  due 12/20/15            July 16, 2002        181,817      197,537         0.4%

PIA EQUITY FUND
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS 89.6%
BANKS 11.5%
      3,000   Hudson United Bancorp .............................     $ 106,080
      4,033   Pacific Capital Bancorp ...........................       137,042
      3,500   Trustmark Corp. ...................................        91,910
                                                                      ---------
                                                                        335,032
                                                                      ---------
COMMERCIAL SERVICES 5.8%
      5,000   PRG-Schultz International, Inc.* ..................        35,000
      2,000   Rent-A-Center, Inc.* ..............................       132,880
                                                                      ---------
                                                                        167,880
                                                                      ---------
COMPUTERS 3.2%
     20,000   Carreker Corp.* ...................................        93,000
                                                                      ---------
ELECTRONICS 1.1%
      5,000   Power-One, Inc.* ..................................        34,550
                                                                      ---------
ENTERTAINMENT 9.7%
      3,000   Cedar Fair, L.P. ..................................        81,990
     15,000   Pinnacle Entertainment, Inc.* .....................        90,750
     14,000   Scientific Games Corp.* ...........................       108,500
                                                                      ---------
                                                                        281,240
                                                                      ---------
HEALTH CARE 12.4%
      3,000   Alpharma, Inc. ....................................        63,060
      9,500   CryoLife, Inc.* ...................................        86,070
      2,000   Medicines Co.* ....................................        46,800
      5,000   MIM Corp.* ........................................        34,250
      6,000   North American Scientific, Inc.* ..................        48,474
      2,500   Varian, Inc.* .....................................        80,350
                                                                      ---------
                                                                        359,004
                                                                      ---------


                       See notes to financial statements

                                 PIA MUTUAL FUND
                     Schedules of Investments - May 31, 2003
                                  (Unaudited)

PIA EQUITY FUND (Continued)

--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

INTERNET 3.5%
     20,000   LookSmart Ltd.* ...................................   $    47,200
     12,000   SeeBeyond Technology Corp.* .......................        33,840
      4,000   ValueClick, Inc.* . ...............................        20,440
                                                                        101,480

MACHINERY 3.7%
      4,000   Albany International Corp. ........................       106,480

MEDIA 1.9%
      3,000   Cumulus Media, Inc., Class A* .....................        54,270

RETAIL 18.7%
      7,000   Blue Rhino Corp.* .................................        93,870
     12,800  CKE Restaurants, Inc.* .............................        79,360
      5,000   Coldwater Creek, Inc.* ............................        61,500
      3,500   Jo-Ann Stores, Inc.* ..............................        79,520
      4,000   Pacific Sunwear of California* ....................        89,840
      6,000   Tuesday Morning Corp.* ............................       137,640
                                                                        541,730

SEMICONDUCTORS 6.0%
      6,000   Genesis Microchip, Inc.* ..........................       114,300
      3,000   Zoran Corp.* ......................................        61,410
                                                                        175,710

SOFTWARE 0.0%
      5,000   HPL Technologies, Inc.* ...........................         1,025

TELECOMMUNICATIONS 5.6%
     10,000   Adaptec, Inc.* ....................................        80,000
     30,000   MCK Communications, Inc.* .........................        65,400
      2,000   Network Equipment
                Technologies, Inc.* .............................        17,820
                                                                      ---------
                                                                        163,220
                                                                      ---------

PIA EQUITY FUND (Continued)
--------------------------------------------------------------------------------
Shares/Principal                                        Amount          Value
--------------------------------------------------------------------------------
TRANSPORTATION  6.5%
      7,000   Kansas City Southern*                                  $   83,510
      8,100   SCS Transportation, Inc.*                                 104,814
                                                                     ----------
                                                                        188,324
                                                                     ----------
TOTAL COMMON STOCKS
              (cost $2,553,729)                                       2,602,945
                                                                     ----------
SHORT-TERM INVESTMENTS 16.8%
     98,853  First American Treasury
                Obligations Fund                                         98,853
                                                                     ----------
  $ 100,000 FNMA Discount Note
                Zero coupon bond to yield
                1.19%, due 6/6/03  99,983

    290,000 U.S. Bank, N.A. repurchase agreement,
                1.05%, dated 5/30/03,
                due 6/2/03, repurchase price
                $290,025 (collateralized
                by FGCI Pool E89432,
                5.50%, due 4/1/17)                                      290,000
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
                (cost $488,836)                                         488,836
                                                                     ----------
TOTAL INVESTMENTS
              (cost $3,042,565)                         106.4%        3,091,781
                                                                     ----------
Liabilities less Other Assets                            (6.4)%        (187,218)
NET ASSETS                                              100.0%       $2,904,563
                                                                     ----------

* Non-income producing security.


                       See notes to financial statements


                                PIA MUTUAL FUND
              Statements of Assets and Liabilities - May 31, 2003
                                  (Unaudited)

                                                                              SHORT-TERM          TOTAL
                                                                              GOVERNMENT         RETURN
                                                                            SECURITIES FUND     BOND FUND      EQUITY FUND
                                                                            ------------------------------------------------

ASSETS:

     Investments in securities, at value
          (cost $77,541,173, $49,805,991 and $3,042,565, respectively) .....   $ 78,135,059    $ 50,486,234    $  3,091,781
     Receivable for securities sold ........................................         22,970            --              --
     Receivable for fund shares sold .......................................            150            --              --
     Dividends and interest receivable .....................................        338,726         447,121           1,546
     Due from investment adviser (Note 3) ..................................          3,242           2,329          14,540
     Prepaid expenses and other assets .....................................         22,914          29,205          12,330
                                                                               ------------    ------------    ------------
          Total assets .....................................................     78,523,061      50,964,889       3,120,197
                                                                               ------------    ------------    ------------

LIABILITIES:

     Payable for securities purchased ......................................           --         4,331,038         191,376
     Payable for fund shares redeemed ......................................         45,543            --              --
     Dividends payable .....................................................          9,146           6,265            --
     Accrued distribution fees .............................................         10,947           8,143           2,752
     Accrued expenses and other liabilities ................................         20,617          29,710          21,506
                                                                               ------------    ------------    ------------
          Total liabilities ................................................         86,253       4,375,156         215,634
                                                                               ------------    ------------    ------------
          Net Assets .......................................................   $ 78,436,808    $ 46,589,733    $  2,904,563
                                                                               ============    ============    ============

NET ASSETS CONSIST OF:

     Shares of beneficial interest, no par value;
          unlimited shares authorized ......................................   $ 78,167,324    $ 45,770,271    $  3,635,358
     Accumulated net investment loss .......................................       (268,224)        (18,747)        (21,029)
     Accumulated net realized gain (loss) on investments ...................        (56,178)        157,966        (758,982)
     Net unrealized appreciation on investments ............................        593,886         680,243          49,216
                                                                               ------------    ------------    ------------
          Net Assets .......................................................   $ 78,436,808    $ 46,589,733    $  2,904,563
                                                                               ============    ============    ============

CALCULATION OF MAXIMUM OFFERING PRICE:

     Net asset value and redemption price per share ........................   $      10.24    $      20.13    $      18.09
     Maximum sales charge (0%, 0% and 4.50% of offering
          price, respectively) .............................................           --              --              0.85
                                                                               ------------    ------------    ------------
     Offering price to public ..............................................   $      10.24    $      20.13    $      18.94
                                                                               ============    ============    ============
     Shares outstanding ....................................................      7,660,969       2,314,283         160,570
                                                                               ============    ============    ============



                       See notes to financial statements




                                PIA MUTUAL FUND
        Statements of Operations - For the Six Months Ended May 31, 2003

                                  (Unaudited)

                                                                                SHORT-TERM        TOTAL
                                                                                GOVERNMENT       RETURN
                                                                             SECURITIES FUND    BOND FUND        EQUITY FUND

INVESTMENT INCOME:
     Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  969,615     $ 1,451,138        $   2,272
     Dividends (net of foreign withholding taxes of $0, $0
          and $65, respectively) . . . . . . . . . . . . . . . . . . . . . . . .      --             23,627          11,877
                                                                                 ----------     -----------        --------
          Total investment income . . . . . . . . . . . . . . . . . . . . . . .     969,615       1,474,765          14,149

EXPENSES:
     Investment advisory fees (Note 3) . . . . . . . . . . . . . . . . . . . . .     77,237          75,879          17,677
     Fund administration and accounting fees . . . . . . . . . . . . . . . . . .     39,939          32,589          29,668
     Distribution fees (Note 4) . . . . . . . . . . . . . . . . . . . . . . . .      26,236           8,143           5,619
     Transfer agent fees and expenses. . . . . . . . . . . . . . . . . . . . . .     21,143          22,791           8,256
     Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,832          14,789          14,872
     Federal and state registration fees . . . . . . . . . . . . . . . . . . . .     11,540           7,740           5,248
     Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,604             105           3,781
     Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . .       2,653           1,818             509
     Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,436           1,446           1,428
     Other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,738          11,965           1,680
                                                                                 ----------    ------------       ---------
          Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .    206,358         177,265          88,738
     Less: Expense reimbursement from adviser (Note 3) . . . . . . . . . . . . .    (71,193)        (63,447)        (53,560)
                                                                                 ----------    ------------       ---------
          Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    135,165         113,818          35,178
                                                                                 ----------    ------------       ---------
          Net investment income (loss) . . . . . . . . . . . . . . . . . . . . .    834,450       1,360,947         (21,029)
                                                                                 ----------    ------------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments. . . . . . . . . . . . . . . . . .      (9,457)        157,992        (128,060)
     Net change in unrealized appreciation/depreciation on
          investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    111,836       1,399,779         316,729
                                                                                 ----------    ------------       ---------
          Net gain on investments . . . . . . . . . . . . . . . . . . . . . . .     102,379       1,557,771         188,669
                                                                                 ----------    ------------       ---------
          Net increase in net assets resulting from operations . . . . . . . . . $  936,829    $  2,918,718       $ 167,640
                                                                                 ==========    ============       =========

                       See notes to financial statements



                                 PIA MUTUAL FUND
                       Statements of Changes in Net Assets

                                            SHORT TERM                        TOTAL
                                            GOVERNMENT                        RETURN
                                         SECURITIES FUND                     BOND FUND                        EQUITY FUND
                                    ----------------------------------------------------------------------------------------------
                                      Six Months                      Six Months                      Six Months
                                        Ended                            Ended                          Ended
                                        May 31,      Year Ended         May 31,      Year Ended         May 31,      Year Ended
                                         2003          Nov. 30,          2003          Nov. 30,          2003          Nov. 30,
                                     (Unaudited)        2002         (Unaudited)         2002        (Unaudited)          2002
                                    ----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) ..   $    834,450    $  2,150,164    $  1,360,947    $  2,970,753    $    (21,029)   $    (60,282)
  Net realized gain (loss)
       on investments ............        (9,457)        311,102         157,992       1,077,338        (128,060)       (498,111)
  Net change in unrealized
       appreciation/depreciation
       on investments ............       111,836        (547,637)      1,399,779      (1,447,829)        316,729        (298,428)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
       in net assets resulting
       from operations ..........        936,829       1,913,629       2,918,718       2,600,262         167,640        (856,821)
                                    ------------    ------------    ------------    ------------    ------------    ------------

  Distributions Paid to Shareholders:
  Dividends from net
       investment income ........     (1,167,078)     (2,287,938)     (1,469,273)     (2,848,176)           --              --
  Distributions from net
       realized gains ...........       (140,009)        (93,205)     (1,033,152)       (412,129)           --           (25,959)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Total distributions ...........     (1,307,087)     (2,381,143)     (2,502,425)     (3,260,305)           --           (25,959)
                                    ------------    ------------    ------------    ------------    ------------    ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from
       shares sold ..............     18,297,934      27,391,475       4,378,032      13,830,283          62,406         252,267
  Distributions reinvested ......      1,241,770       2,307,192       2,434,384       2,800,751            --            25,502
  Payment for shares
       redeemed .................    (13,475,558)    (27,629,604)    (20,647,142)    (15,435,671)     (1,665,014)       (660,335)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
       in net assets
       from fund share
       transactions .............      6,064,146       2,069,063     (13,834,726)      1,195,363      (1,602,608)       (382,566)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Total increase (decrease)
       in net assets ............      5,693,888       1,601,549     (13,418,433)        535,320      (1,434,968)     (1,265,346)

Net Assets,
       Beginning of Period ......     72,742,920      71,141,371      60,008,166      59,472,846       4,339,531       5,604,877
                                    ------------    ------------    ------------    ------------    ------------    ------------
Net Assets,
       End of Period ............   $ 78,436,808    $ 72,742,920    $ 46,589,733    $ 60,008,166    $  2,904,563    $  4,339,531
                                    ============    ============    ============    ============    ============    ============

TRANSACTIONS IN SHARES:
  Shares sold ...................      1,781,609       2,654,582         221,879         699,003           3,994          13,751
  Shares issued on
       reinvestment of
       distributions ............        121,130         223,658         124,106         141,657            --             1,550
  Shares redeemed ...............     (1,312,484)     (2,676,756)     (1,045,159)       (779,098)       (107,845)        (39,225)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease)
       in shares outstanding ....        590,255         201,484        (699,174)         61,562        (103,851)        (23,924)
                                    ============    ============    ============    ============    ============    ============

                       See notes to financial statements

                                PIA MUTUAL FUND
                  Notes to Financial Statements - May 31, 2003

                                  (Unaudited)

NOTE 1. ORGANIZATION

           PIA Mutual Fund (formerly Monterey Mutual Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of four portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

           The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

           SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market((R))and SmallCap((R))securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

           REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All securities are held by the Funds' custodian.

           FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

           EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

           SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

           DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Short-Term Government Fund and the Total Return Bond Fund each distribute substantially all net investment income monthly and all net realized gains annually. The Equity Fund distributes substantially all of its net investment income and its net realized gains annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                PIA MUTUAL FUND
            Notes to Financial Statements - May 31, 2003 (Continued)

                                  (Unaudited)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

           The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA") whereby each Fund pays PIA a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, of their average daily net assets. The Equity Fund pays fees calculated at the following annual rate based upon its average daily net assets:

               ASSETS                                            FEE RATE
               ------                                            --------
               $0 to $50 million ............................     1.000%
               $50 million to $75 million ...................     0.875%
               $75 million to $100 million ..................     0.750%
               $100 million to $150 million .................     0.625%
               $150 million to $250 million .................     0.500%
               Over $250 million ............................     0.375%

           For the six months ended May 31, 2003, PIA voluntarily agreed to limit the total expenses of the Short-Term Government Fund and the Total Return Bond Fund to an annual rate of 0.35% and 0.45%, respectively, of average daily net assets. For the period December 1, 2002 to March 27, 2003, PIA voluntarily agreed to limit the total expenses of the Equity Fund to an annual rate of 1.80% of average daily net assets. From March 28, 2003 to May 31, 2003, PIA voluntarily agreed to limit the total expenses of the Equity Fund to 2.50% of average daily net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

           The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes each of the Funds to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund's shares, in any fiscal year, subject to a limit of 0.10% of average daily net assets for the Short-Term Government Fund, 0.10% of average daily net assets for the Total Return Bond Fund and 0.50% of average daily net assets for the Equity Fund. Prior to March 28, 2003, distribution expenses were subject to a limit of 0.05% of average daily net assets for the Short-Term Government Fund, 0.00% of average daily net assets for the Total Return Bond Fund and 0.25% of average daily net assets for the Equity Fund.

           Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the six months ended May 31, 2003, the Distributor earned $11,364, $3,267 and $1,322 from commissions on sales of the Short-Term Government Fund's, Total Return Bond Fund's and the Equity Fund's capital stock, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

           Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2003 were:

                                                       PURCHASES       SALES
                                                       ---------       -----
          Short-Term Government Fund ...............  $18,558,019   $17,122,157
          Total Return Bond Fund ...................   30,114,948    40,762,325
          Equity Fund .............................     2,435,783     3,923,374

           Purchases and sales of U.S. government obligations for the six months ended May 31, 2003 were:

                                                       PURCHASES       SALES
                                                       ---------       -----
Short-Term Government Fund .........................       --            --
Total Return Bond Fund .............................  $ 1,790,595   $ 2,504,720
Equity Fund ........................................       --            --

                                PIA MUTUAL FUND
            Notes to Financial Statements - May 31, 2003 (Continued)

                                  (Unaudited)

NOTE 6. FEDERAL INCOME TAX INFORMATION

           At May 31, 2003, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

                                     SHORT-TERM
                                     GOVERNMENT    TOTAL RETURN
                                        FUND         BOND FUND      EQUITY FUND
                                        ----         ---------      -----------

Cost of Investments ............   $ 77,541,173    $ 49,805,991    $  3,071,984
                                   ============    ============    ============
Unrealized appreciation ........   $    635,486    $  2,570,431    $    351,092
Unrealized depreciation ........        (41,600)     (1,890,188)       (331,295)
                                   ------------    ------------    ------------
Net unrealized  appreciation
     on investments ............   $    593,886    $    680,243    $     19,797
                                   ============    ============    ============

           The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

           The tax character of distributions paid during the fiscal year ended November 30, 2002 was as follows:

                                        SHORT-TERM
                                        GOVERNMENT    TOTAL RETURN
                                           FUND        BOND FUND     EQUITY FUND
                                           ----        ---------     -----------
Ordinary income ...................     $2,381,143     $3,142,554     $     --
Net long-term capital gains .......           --          117,751         25,959
                                        ----------     ----------     ----------
Total distributions ...............     $2,381,143     $3,260,305     $   25,959
                                        ==========     ==========     ==========

           As of November 30, 2002 the components of accumulated earnings on a tax basis were as follows:

                                        SHORT-TERM
                                        GOVERNMENT   TOTAL RETURN
                                           FUND        BOND FUND    EQUITY FUND
                                           ----        ---------    -----------

Undistributed ordinary income ......  $   126,667    $   908,877    $      --
Undistributed long-term gains ......       77,634        213,828           --
                                      -----------    -----------    -----------
Tax accumulated earnings ...........      204,301      1,122,705           --
Accumulated capital and other losses      (46,609)          --         (573,979)
Unrealized appreciation
     (depreciation) on investments .      482,050       (719,536)      (324,456)
                                      -----------    -----------    -----------
Total accumulated earnings (deficit)  $   639,742    $   403,169    $  (898,435)
                                      ===========    ===========    ===========

                                PIA MUTUAL FUND
            Notes to Financial Statements - May 31, 2003 (Continued)

                                  (Unaudited)

           At November 30, 2002, the Equity Fund had capital loss carryforwards of $447,909, which expire in 2010. To the extent the Equity Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2002, the Short-Term Government Fund and the Equity Fund had net realized capital losses from transactions between November 1, 2002 and November 30, 2002 of $46,609 and $126,072, respectively.
Post-October capital losses for tax purposes are deferred and will be recognized in 2003 and are included in tax accumulated earnings for the Short-Term Government Fund.

NOTE 7. OFFERING PRICE PER SHARE

           A maximum front-end sales charge of 4.50% is imposed on purchases of shares of the Equity Fund. For the six months ended May 31, 2003, the Trust was advised that the Distributor received no sales charges from sales of the Equity Fund's shares.

NOTE 8. RULE 144A SECURITIES

           The registration statement for the Funds prohibits the Short-Term Government Fund and the Equity Fund from purchasing any security restricted as to disposition under federal securities laws. At May 31, 2003, the Short-Term Government Fund held securities that were purchased under Rule 144A of the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are considered restricted securities under Section 144 of the Securities Act of 1933 and sales of Rule 144A Securities are generally restricted to qualified institutional buyers. At May 31, 2003, Rule 144A Securities in the Short-Term Government Fund were valued at $1,346,125 and represented 1.72% of the Fund's net assets. Management of the Funds has deemed these securities to be liquid. Management of the Funds is taking steps to comply with the investment restrictions on these securities in the Funds' registration statement. These steps may include selling Rule 144A Securities when management of the Funds believes those transactions would be in the best interest of the shareholders.



                                PIA MUTUAL FUND
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights

                                        Six Months
                                          Ended
                                          May 31,          Year Ended     Year Ended     Year Ended     Year Ended      Year Ended
                                           2003              Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,        Nov. 30,
                                         (Unaudited)           2002           2001           2000           1999            1998
                                         ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $   10.29        $   10.36      $   10.12      $   10.07      $   10.38      $   10.26
                                           ---------        ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................        0.11             0.36           0.52           0.66           0.55           0.57
Net realized and unrealized gain (loss)
     on investments ....................        0.01            (0.07)          0.25           0.05          (0.25)          0.13
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total from investment operations .......        0.12             0.29           0.77           0.71           0.30           0.70
                                           ---------        ---------      ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS:
Dividends from net investment income ...       (0.15)           (0.35)         (0.52)         (0.66)         (0.55)         (0.57)
Distribution from net realized gains ...       (0.02)           (0.01)          --             --            (0.06)         (0.01)
Tax return of capital ..................         --               --           (0.01)          --             --             --
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total distributions ....................       (0.17)           (0.36)         (0.53)         (0.66)         (0.61)         (0.58)
                                           ---------        ---------      ---------      ---------      ---------      ---------

Net asset value, end of period .........   $   10.24        $   10.29      $   10.36      $   10.12      $   10.07      $   10.38
                                           =========        =========      =========      =========      =========      =========

TOTAL RETURN ...........................        1.22%++          2.87%          7.74%          7.30%          3.00%          6.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..    $  78,437        $  72,743      $  71,141      $  47,191      $  47,455      $  56,989
Ratio of expenses to average net assets:
     Net of waivers and reimbursements .        0.35%+           0.35%          0.33%          0.30%          0.30%          0.30%
     Before waivers and reimbursements .        0.53%+           0.58%          0.46%          0.48%          0.47%          0.46%
Ratio of net investment income to
     average net assets:
     Net of waivers and reimbursements .        2.16%+           3.16%          4.97%          6.49%          5.40%          5.51%
     Before waivers and reimbursements .        1.98%+           2.93%          4.84%          6.31%          5.23%          5.35%
Portfolio turnover rate ................          34%++           185%           121%            89%           110%           138%

-----------
+ Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                       See notes to financial statements



                     PIA MUTUAL FUND PIA TOTAL RETURN BOND
                              Financial Highlights


                                                                                                                      Sept. 1, 1998
                                           Six Months                                                                 (Commencement
                                             Ended                                                                    of Operations)
                                            May 31,        Year Ended     Year Ended     Year Ended     Year Ended       through
                                             2003            Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                          (Unaudited)          2002           2001           2000           1999           1998
                                          -----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $   19.91        $   20.15      $   19.23      $   18.92      $   20.27      $   20.00
                                           ---------        ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................        0.55             0.94           1.13           1.24           1.16           0.27
Net realized and unrealized gain (loss)
     on investments ....................        0.65            (0.13)          0.93           0.31          (1.31)          0.26
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total from investment operations .......        1.20             0.81           2.06           1.55          (0.15)          0.53
                                           ---------        ---------      ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS:
Dividends from net investment income ...       (0.59)           (0.91)         (1.14)         (1.24)         (1.16)         (0.26)
Distribution from net realized gains ...       (0.39)           (0.14)          --             --            (0.04)          --
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total distributions ....................       (0.98)           (1.05)         (1.14)         (1.24)         (1.20)         (0.26)
                                           ---------        ---------      ---------      ---------      ---------      ---------

Net asset value, end of period .........   $   20.13        $   19.91      $   20.15      $   19.23      $   18.92      $   20.27
                                           =========        =========      =========      =========      =========      =========

TOTAL RETURN ...........................        6.22%++          4.17%         10.94%          8.54%         (0.74)%         2.65%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  46,590        $  60,008      $  59,473      $  34,545      $  29,652      $  24,944
Ratio of expenses to average net assets:
Net of waivers and reimbursements ......        0.45%+           0.45%          0.43%          0.40%          0.40%          0.40%+
Before waivers and reimbursements ......        0.70%+           0.70%          0.55%          0.61%          0.63%          0.63%+
Ratio of net investment income to
average net assets:
Net of waivers and reimbursements ......        5.38%+           4.76%          5.61%          6.61%          6.06%          5.49%+
Before waivers and reimbursements ......        5.13%+           4.51%          5.49%          6.40%          5.83%          5.26%+
Portfolio turnover rate ................          65%++           297%           134%            46%           104%            13%++


-----------
+ Annualized for periods less than one year.
++ Not annualized for periods less than one year.

                       See notes to financial statements


                                     - 19 -

                                PIA MUTUAL FUND
                                   PIA EQUITY
                              Financial Highlights

                                           Six Months
                                             Ended
                                             May 31,       Year Ended     Year Ended     Year Ended     Year Ended      Year Ended
                                              2003           Nov. 30,        Nov.30,       Nov. 30,      Nov. 30,         Nov. 30,
                                           (Unaudited)         2002           2001           2000           1999            1998
                                          -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $   16.41        $   19.44      $   20.46      $   17.68      $   17.54      $   20.79
                                           ---------        ---------      ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........        (0.13)          (0.23)         (0.03)          0.01           0.05           0.06
Net realized and unrealized gain (loss)
     on investments ....................        1.81            (2.70)          1.01           2.77           1.83          (0.91)
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total from investment operations .......        1.68            (2.93)          0.98           2.78           1.88          (0.85)
                                           ---------        ---------      ---------      ---------      ---------      ---------

LESS DISTRIBUTIONS:
Dividends from net investment income ...        --              --             (0.02)         --             (0.08)         --
Distribution from net realized gains ...        --              (0.10)         (1.98)         --             (1.66)         (2.40)
                                           ---------        ---------      ---------      ---------      ---------      ---------
Total distributions ....................        --              (0.10)         (2.00)         --             (1.74)         (2.40)
                                           ---------        ---------      ---------      ---------      ---------      ---------

Net asset value, end of period .........   $   18.09        $   16.41      $   19.44      $   20.46      $   17.68      $   17.54
                                           =========        =========      =========      =========      =========      =========

TOTAL RETURN* ..........................        9.97%++        (15.08)%         4.63%         15.72%         12.07%         (4.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..    $   2,905        $   4,340      $   5,605      $   3,318      $   2,072      $   2,257
Ratio of expenses to average net assets:
     Net of waivers and reimbursements .        1.99%+          1.80%           1.80%          1.80%          1.80%          2.14%
     Before waivers and reimbursements .        5.01%+          3.41%           2.86%          3.72%          5.36%          3.21%
Ratio of net investment income (loss) to
     average net assets:
     Net of waivers and reimbursements .       (1.19)% +        (1.11)%        (0.11)%         0.10%         0.30%           0.23%
     Before waivers and reimbursements .       (4.21)% +        (2.72)%        (1.17)%        (1.82)%       (3.26)%         (0.84)%
Portfolio turnover rate ................          81%++          220%            186%           526%          276%           135%


-------------
* Assumes no sales charge.
+ Annualized for periods less than one year.
++ Not annualized for periods less than one year.



                        See notes to financial statements

                                     - 20 -












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






                                PIA Mutual Fund
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

Item 2 - Code of Ethics
         Not applicable.

Item 3 - Audit Committee Financial Expert
         Not applicable.

Item 4 - Principal Accountant Fees and Services
         Not applicable.

Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

(a) Not applicable.

(b)(1) Filed as an exhibit

(b)(2) Filed as an exhibit

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIA Mutual Fund

By:  /s/ Lloyd McAdams
    ----------------------------
         Lloyd McAdams
         Chairman

Date:    August 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Lloyd McAdams
    ----------------------------
         Lloyd McAdams
         Chairman

Date:    August 4, 2003

By:  /s/ Heather U. Baines
    ----------------------------
         Heather U. Baines
         President and Treasurer

Date: August 4, 2003